FINANCIAL EXPENSES AND FINANCIAL INCOME (Tables)	12 Months Ended
Dec. 31, 2025
Net financial (expenses)/income [Abstract]
Disclosure of financial income and expenses
A breakdown of financial expenses and financial income is presented below.

	For the years ended December 31,
	2025	2024	2023
	(€ thousand)
Foreign exchange gains	129,070	92,051	91,019
Interest income	20,416	31,486	25,813
Other financial income	18,659	23,563	15,487
Financial income	168,145	147,100	132,319
Foreign exchange losses	167,230	99,087	111,216
Interest expenses	41,168	40,054	29,258
Other financial expenses	5,828	6,754	6,860
Financial expenses	214,226	145,895	147,334
Financial expenses/(income), net	46,081	(1,205)	15,015